Pension Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension Plans
PENSION PLANS
The components of the net periodic benefit (income) cost of the UK, US and international and US non-qualified defined benefit plans are as follows:

	Three months ended June 30,
	UK Pension Benefits		US Pension Benefits		International and US non-qualified Pension Benefits
	2013	2012	2013	2012	2013	2012
	(millions)
Components of net periodic benefit (income) cost:
Service cost	$9	$9	$—	$—	$1	$1
Interest cost	27	27	9	10	2	1
Expected return on plan assets	(47)	(45)	(12)	(12)	(2)	(1)
Amortization of unrecognized prior service gain	(2)	(2)	—	—	—	—
Amortization of unrecognized actuarial loss	11	10	2	2	1	—
Net periodic benefit (income) cost	$(2)	$(1)	$(1)	$—	$2	$1

	Six months ended June 30,
	UK Pension Benefits		US Pension Benefits		International and US non-qualified Pension Benefits
	2013	2012	2013	2012	2013	2012
	(millions)
Components of net periodic benefit (income) cost:
Service cost	$18	$17	$—	$—	$2	$2
Interest cost	54	54	19	20	3	3
Expected return on plan assets	(94)	(90)	(25)	(23)	(3)	(3)
Amortization of unrecognized prior service gain	(3)	(3)	—	—	—	—
Amortization of unrecognized actuarial loss	22	20	4	4	1	—
Net periodic benefit (income) cost	$(3)	$(2)	$(2)	$1	$3	$2

During the six months ended June 30, 2013, the Company made cash contributions of $49 million (2012: $40 million) into the UK defined benefit pension plan. This includes a $10 million payment that arose as a result of the share-buy back program discussed below. In addition to this, a further payment of $6 million (2012: $6 million) was made in respect of employees’ salary sacrifice contributions. Cash contributions of $18 million and $4 million (2012: $16 million and $4 million) were made to the US plan and international and US non-qualified defined benefit pension plans, respectively.
Contributions to the UK defined benefit pension plan in 2013 are expected to total $87 million, of which approximately $22 million relates to on-going contributions calculated as 15.9 percent of active plan members’ pensionable salaries, approximately $55 million relates to contributions towards funding the deficit and $10 million relates to 10 percent of the $100 million share buy-back program completed during 2012, as required under the current agreed schedule of contributions.
In addition, under the current schedule of contributions, further contributions will be payable based on a profit share calculation (equal to 20 percent of EBITDA in excess of $900 million per annum as defined by the revised schedule of contributions) and an exceptional return calculation (equal to 10 percent of any exceptional returns made to shareholders, for example, share buybacks and special dividends). Aggregate contributions under the deficit funding contribution and the profit share calculation are capped at £312 million ($473 million) over the six-year period ended December 31, 2017.
The schedule of contributions is automatically renegotiated after three years and at any earlier time jointly agreed by the Company and the Trustee.
In addition, for full year 2013, the Company will contribute approximately $12 million to the UK defined benefit pension plan related to employees’ salary sacrifice contributions. The Company also expects to contribute approximately $40 million to the US plan and $11 million to the international and US non-qualified plans for the full year 2013 (inclusive of amounts contributed in the year to date).

19.	PENSION PLANS
The Company maintains two principal defined benefit pension plans that cover the majority of our employees in the United States and United Kingdom. Both of these plans are now closed to new entrants and with effect from May 15, 2009, the Company closed the US defined benefit plan to future accrual. New employees in the United Kingdom are offered the opportunity to join a defined contribution plan and in the United States are offered the opportunity to join a 401(k) plan. In addition to the Company’s UK and US defined benefit pension plans, the Company has several smaller defined benefit pension plans in certain other countries in which it operates including a US non-qualified plan. Elsewhere, pension benefits are typically provided through defined contribution plans. It is the Company’s policy to fund pension costs as required by applicable laws and regulations.
At December 31, 2012, the Company recorded, on the Consolidated Balance Sheets:

•	a pension benefit asset of $136 million (2011: $145 million) representing:

•	$134 million (2011: $136 million) in respect of the UK defined benefit pension plan; and

•	$2 million (2011: $9 million) in respect of the international defined benefit pension plans.

•	a total liability for pension benefits of $282 million (2011: $270 million) representing:

•	$250 million (2011: $258 million) in respect of the US defined benefit pension plan; and

•	$32 million (2011: $12 million) in respect of the international and US non-qualified defined benefit pension plans.
UK and US defined benefit plans
The following schedules provide information concerning the Company’s UK and US defined benefit pension plans as of and for the years ended December 31:

	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$2,217	$1,906	$895	$756
Service cost	35	36	—	—
Interest cost	108	106	41	41
Employee contributions	2	2	—	—
Actuarial loss	186	272	71	127
Benefits paid	(77)	(72)	(49)	(29)
Foreign currency changes	111	(23)	—	—
Plan amendments	—	(10)	—	—
Benefit obligations, end of year	2,582	2,217	958	895
Change in plan assets:
Fair value of plan assets, beginning of year	2,353	2,085	637	602
Actual return on plan assets	226	269	80	34
Employee contributions	2	2	—	—
Employer contributions	92	92	40	30
Benefits paid	(77)	(72)	(49)	(29)
Foreign currency changes	120	(23)	—	—
Fair value of plan assets, end of year	2,716	2,353	708	637
Funded status at end of year	$134	$136	$(250)	$(258)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$134	$136	$—	$—
Liability for pension benefits	—	—	(250)	(258)

Amounts recognized in accumulated other comprehensive loss consist of:

	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
		(millions)
Net actuarial loss	$831	$698	$332	$303
Prior service gain	(29)	(35)	—	—

The accumulated benefit obligations for the Company’s UK and US defined benefit pension plans were $2,519 million and $958 million, respectively (2011: $2,154 million and $895 million, respectively).
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the UK and US defined benefit plans are as follows:

	Years ended December 31,
	UK Pension Benefits			US Pension Benefits
	2012	2011	2010	2012	2011	2010
			(millions)
Components of net periodic benefit cost:
Service cost	$35	$36	$37	$—	$—	$—
Interest cost	108	106	100	41	41	40
Expected return on plan assets	(181)	(161)	(141)	(46)	(44)	(42)
Amortization of unrecognized prior service gain	(6)	(5)	(5)	—	—	—
Amortization of unrecognized actuarial loss	39	30	37	8	3	3
Net periodic benefit (income) cost	$(5)	$6	$28	$3	$—	$1
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial loss (gain)	$141	$164	$(20)	$37	$137	$29
Amortization of unrecognized actuarial loss	(39)	(30)	(37)	(8)	(3)	(3)
Prior service gain	—	(10)	—	—	—	—
Amortization of unrecognized prior service gain	6	5	5	—	—	—
Total recognized in other comprehensive income (loss)	$108	$129	$(52)	$29	$134	$26
Total recognized in net periodic benefit cost and other comprehensive income	$103	$135	$(24)	$32	$134	$27

The estimated net loss and prior service cost for the UK and US defined benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are:

	UK Pension Benefits	US Pension Benefits
	(millions)
Estimated net loss	$47	$9
Prior service gain	(6)	—

The following schedule provides other information concerning the Company’s UK and US defined benefit pension plans:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
Weighted-average assumptions to determine benefit obligations:
Discount rate	4.4%	4.8%	4.1%	4.6%
Rate of compensation increase	2.3%	2.1%	N/A	N/A
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.8%	5.5%	4.6%	5.6%
Expected return on plan assets	7.5%	7.5%	7.3%	7.5%
Rate of compensation increase	2.1%	2.6%	N/A	N/A

The expected return on plan assets was determined on the basis of the weighted-average of the expected future returns of the various asset classes, using the target allocations shown below. The expected returns on UK plan assets are: UK and foreign equities 9.03 percent, debt securities 4.57 percent and real estate 6.53 percent. The expected returns on US plan assets are: US and foreign equities 10.40 percent and debt securities 4.10 percent.
The Company’s pension plan asset allocations based on fair values were as follows:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
Asset Category	2012	2011	2012	2011
Equity securities	41%	42%	49%	44%
Debt securities	37%	35%	50%	54%
Hedge funds	17%	18%	—%	—%
Real estate	3%	4%	—%	—%
Cash	2%	1%	—%	—%
Other	—%	—%	1%	2%
Total	100%	100%	100%	100%

In the UK the pension trustees in consultation with the Company maintain a diversified asset portfolio and this together with contributions made by the Company is expected to meet the pension scheme’s liabilities as they become due. The UK plan’s assets are divided into 13 separate portfolios according to asset class and managed by 10 investment managers. The broad target allocations are UK and foreign equities (44 percent), debt securities (27 percent), hedge funds (24 percent) and real estate (5 percent). In the US the Company’s investment policy is to maintain a diversified asset portfolio, which together with contributions made by the Company is expected to meet the pension scheme’s liabilities as they become due. The US plan’s assets are currently invested in 16 funds representing most standard equity and debt security classes. The broad target allocations are US and foreign equities (50 percent) and debt securities (50 percent).
Fair Value Hierarchy
The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.
The following tables present, at December 31, 2012 and 2011, for each of the fair value hierarchy levels, the Company’s UK pension plan assets that are measured at fair value on a recurring basis.

	UK Pension Plan
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$492	$108	$—	$600
UK equities	317	59	—	376
Other equities	28	97	—	125
Fixed income securities:
US Government bonds	11	—	—	11
UK Government bonds	625	—	—	625
Other Government bonds	13	—	—	13
UK corporate bonds	112	—	—	112
Other corporate bonds	29	—	—	29
Derivatives	—	217	—	217
Real estate	—	—	76	76
Cash	53	—	—	53
Other investments:
Hedge funds	—	27	431	458
Other	8	13	—	21
Total	$1,688	$521	$507	$2,716

	UK Pension Plan
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$422	$93	$—	$515
UK equities	278	41	—	319
Other equities	15	137	—	152
Fixed income securities:
US Government bonds	—	—	—	—
UK Government bonds	599	—	—	599
Other Government bonds	1	—	—	1
UK corporate bonds	63	—	—	63
Other corporate bonds	23	—	—	23
Derivatives	—	158	—	158
Real estate	—	—	86	86
Cash	28	—	—	28
Other investments:
Hedge funds	—	26	388	414
Other	—	(7)	2	(5)
Total	$1,429	$448	$476	$2,353

The UK plan’s real estate investment comprises UK property and infrastructure investments which are valued by the fund manager taking into account cost, independent appraisals and market based comparable data. The UK plan’s hedge fund investments are primarily invested in various ‘fund of funds’ and are valued based on net asset values calculated by the fund and are not publicly available. Liquidity is typically monthly and is subject to liquidity of the underlying funds.
The following tables present, at December 31, 2012 and 2011, for each of the fair value hierarchy levels, the Company’s US pension plan assets that are measured at fair value on a recurring basis.

	US Pension Plan
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$144	$78	$—	$222
Non US equities	98	27	—	125
Fixed income securities:
US Government bonds	—	69	—	69
US corporate bonds	—	144	—	144
International fixed income securities	52	39	—	91
Municipal & Non US government bonds	—	35	—	35
Other investments:
Mortgage backed securities	—	13	—	13
Other	3	6	—	9
Total	$297	$411	$—	$708

	US Pension Plan
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$176	$—	$—	$176
Non US equities	101	—	—	101
Fixed income securities:
US Government bonds	—	92	—	92
US corporate bonds	—	130	—	130
International fixed income securities	48	33	—	81
Municipal & Non US government bonds	—	32	—	32
Other investments:
Mortgage backed securities	—	10	—	10
Other	5	10	—	15
Total	$330	$307	$—	$637

Equity securities comprise:

•	common stock and preferred stock which are valued using quoted market prices; and

•	pooled investment vehicles which are valued at their net asset values as calculated by the investment manager and typically have daily or weekly liquidity.
Fixed income securities comprise US, UK and other Government Treasury Bills, loan stock, index linked loan stock and UK and other corporate bonds which are typically valued using quoted market prices.
As a result of the inherent limitations related to the valuations of the Level 3 investments, due to the unobservable inputs of the underlying funds, the estimated fair value may differ significantly from the values that would have been used had a market for those investments existed.
The following table summarizes the changes in the UK pension plan’s Level 3 assets for the years ended December 31, 2012 and 2011:

UK Pension
Plan
Level 3
(millions)
Balance at January 1, 2011	$483
Purchases, sales, issuances and settlements, net	2
Unrealized and realized gains relating to instruments still held at end of year	(7)
Foreign exchange	(2)
Balance at December 31, 2011	$476
Purchases, sales, issuances and settlements, net	(2)
Unrealized and realized gains relating to instruments still held at end of year	17
Foreign exchange	16
Balance at December 31, 2012	$507

In 2013, the Company expects to make contributions to the UK plan of approximately $91 million and $40 million to the US plan. In addition, approximately $12 million will be paid in 2013 into the UK defined benefit plan related to employee's salary sacrifice contributions.
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the UK and US defined benefit pension plans:

Expected future benefit payments	UK Pension Benefits	US Pension Benefits
	(millions)
2013	81	33
2014	83	35
2015	86	38
2016	88	41
2017	91	43
2018-2022	497	267

Willis North America has a 401(k) plan covering all eligible employees of Willis North America and its subsidiaries. The plan allows participants to make pre-tax contributions which the Company, at its discretion may match. During 2009, the Company had decided not to make any matching contributions other than for former HRH employees whose contributions were matched up to 75 percent under the terms of the acquisition. In January 2011, 401(k) matching was reinstated for our US associates. All investment assets of the plan are held in a trust account administered by independent trustees. The Company’s 401(k) matching contributions for 2012 were $10 million (2011: $10 million; 2010: $nil).

International and US non-qualified defined benefit pension plans
In addition to the Company’s UK and US defined benefit pension plans, the Company has several smaller defined benefit pension plans in certain other countries in which it operates and non-qualified defined benefit pension plan in the US.
During the year ended December 31, 2011, the Company reported the US non-qualified plan within other non-current liabilities. As at December 31, 2012, the Company has incorporated this plan with its other International pension benefits.
In total, a $30 million net pension benefit liability (2011: $3 million) has been recognized in respect of these schemes.
The following schedules provide information concerning the Company’s international and US non-qualified defined benefit pension plans:

	International and US non-qualified Pension Plans
	2012	2011
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$131	$135
Service cost	3	4
Interest cost	7	7
Actuarial loss (gain)	30	(4)
Benefits paid	(6)	(6)
Employee contributions	1	—
Curtailment	—	(1)
Reclassification from other non-current liabilities (i)	9	—
Foreign currency changes	5	(4)
Benefit obligations, end of year	180	131
Change in plan assets:
Fair value of plan assets, beginning of year	128	125
Actual return on plan assets	11	1
Employer contributions	11	13
Employee contributions	1	—
Benefits paid	(6)	(6)
Foreign currency changes	5	(5)
Fair value of plan assets, end of year	150	128
Funded status at end of year	$(30)	$(3)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$2	$9
Liability for pension benefits	$(32)	$(12)

_________________________________
(i) Transfer in of benefit obligation for US non-qualified plan as at December 31, 2011.
Amounts recognized in accumulated other comprehensive loss consist of a net actuarial loss of $35 million (2011: $10 million).
The accumulated benefit obligation for the Company’s international and US non-qualified defined benefit pension plans was $177 million (2011: $128 million).
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the international and US non-qualified defined benefit plans are as follows:

	International and US non-qualified Pension Benefits
	2012	2011	2010
	(millions)
Components of net periodic benefit cost:
Service cost	$3	$4	$4
Interest cost	7	7	7
Expected return on plan assets	(6)	(6)	(6)
Amortization of unrecognized actuarial loss	—	1	—
Curtailment (gain) loss	—	(1)	1
Net periodic benefit cost	$4	$5	$6
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Amortization of unrecognized actuarial loss	$—	$(1)	$—
Net actuarial loss (gain)	25	2	(13)
Total recognized in other comprehensive loss (income)	25	1	(13)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$29	$6	$(7)

The estimated net loss for the international and US non-qualified defined benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $1 million.
The following schedule provides other information concerning the Company’s international and US non-qualified defined benefit pension plans:

International and US non-qualified Pension Benefits
	2012	2011
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.50% - 3.75%	3.30% – 5.30%
Rate of compensation increase	2.00% - 2.00%	2.50% – 3.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.30% - 5.30%	4.00% – 5.10%
Expected return on plan assets	2.00% - 5.73%	4.80% – 5.73%
Rate of compensation increase	2.50% - 3.00%	2.50% – 3.00%

The determination of the expected long-term rate of return on the international and US non-qualified pension plan assets is dependent upon the specific circumstances of each individual plan. The assessment may include analyzing historical investment performance, investment community forecasts and current market conditions to develop expected returns for each asset class used by the plans.
The Company’s international and US non-qualified pension plan asset allocations at December 31, 2012 based on fair values were as follows:

	International and US non-qualified Pension Benefits
Asset Category	2012	2011
Equity securities	35%	35%
Debt securities	55%	58%
Real estate	3%	4%
Other	7%	3%
Total	100%	100%

The investment policies for the international plans vary by jurisdiction but are typically established by the local pension plan trustees, where applicable, and seek to maintain the plans’ ability to meet liabilities of the plans as they fall due and to comply with local minimum funding requirements.
Fair Value Hierarchy
The following tables present, at December 31, 2012 and 2011, for each of the fair value hierarchy levels, the Company’s international and US non-qualified pension plan assets that are measured at fair value on a recurring basis.

	International and US non-qualified Pension Plans
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$24	$—	$—	$24
UK equities	5	—	—	5
Overseas equities	22	—	1	23
Fixed income securities:
Other Government bonds	49	—	—	49
Corporate bonds	—	9	—	9
Derivative instruments	—	24	—	24
Real estate	—	—	5	5
Cash	5	—	—	5
Other investments:
Other investments	—	1	5	6
Total	$105	$34	$11	$150

	International and US non-qualified Pension Plans
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$20	$—	$—	$20
UK equities	4	—	—	4
Overseas equities	18	—	1	19
Fixed income securities:
Other Government bonds	48	1	—	49
Derivative instruments	—	22	—	22
Real estate	—	—	5	5
Cash	4	—	—	4
Other investments:
Other investments	—	—	5	5
Total	$94	$23	$11	$128

Equity securities comprise:

•	common stock which are valued using quoted market prices; and

•	unit linked funds which are valued at their net asset values as calculated by the investment manager and typically have daily liquidity.
Fixed income securities comprise overseas Government loan stock which is typically valued using quoted market prices. Real estate investment comprises overseas property and infrastructure investments which are valued by the fund manager taking into account cost, independent appraisals and market based comparable data. Derivative instruments are valued using an income approach typically using swap curves as an input.
Assets classified as Level 3 investments did not materially change during the year ended December 31, 2012.
In 2013, the Company expects to contribute $11 million to the international and US non-qualified plans.
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the international and US non-qualified defined benefit pension plans:

International and US non-qualified
Pension
Expected future benefit payments	Benefits
(millions)
2013	$5
2014	5
2015	6
2016	6
2017	6
2018-2022	34